Inventories - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes Of Inventories [Line Items]
Inventory write-off (write-back)	$ 55	$ (7)
Decrease through write-off, financial assets	75	18
Inventories pledged as security for liabilities	850	754
Previously stated
Classes Of Inventories [Line Items]
Net inventory write- back	$ 20	$ 25